Supplement Dated November 22, 2017
To the Product Prospectuses for:

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Flexible Premium Variable Life Account M

Lincoln AssetEdge® VUL	Lincoln VULCV-III
Lincoln VULONE 2007	Lincoln VULCV
Lincoln VULONE 2005	Lincoln VULCV-II
Lincoln VULONE	Lincoln VULCV-II/Flex Elite Series
Lincoln Momentum VULONE 2007	Lincoln VULDB-IV
Lincoln Momentum VULONE 2005	Lincoln VULDB-II
Lincoln Momentum VULONE	Lincoln VULDB Elite Series
Lincoln VULCV-IV	Lincoln VULDB

Lincoln Life Flexible Premium Variable Life Account R

Lincoln SVULONE 2007	Lincoln Momentum SVULONE
Lincoln PreservationEdge® SVUL	Lincoln SVUL-IV
Lincoln SVULONE	Lincoln SVUL-III
Lincoln Momentum SVULONE 2007	Lincoln SVUL-II Elite Series
Lincoln SVUL	Lincoln SVUL-II

Lincoln Life Flexible Premium Variable Life Account JF-A

Ensemble II	Ensemble Exec
Ensemble III	Ensemble Exec 2006
Ensemble Accumulator	Ensemble Protector

Lincoln Life Flexible Premium Variable Life Account JF-C

Ensemble SL

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Lincoln AssetEdge® VUL	Lincoln VULCV-IV
Lincoln VULONE 2007	Lincoln VULCV-III
Lincoln VULONE 2005	Lincoln VULCV-II/Flex Elite Series
Lincoln VULONE	Lincoln VULDB-IV
Lincoln Momentum VULONE 2005	Lincoln VULDB-II
Lincoln VULCV	Lincoln VULDB Elite Series
Lincoln Momentum VULONE	Lincoln VULDB

LLANY Separate Account R for Flexible Premium Variable Life Insurance

Lincoln SVULONE 2007	Lincoln SVUL-III
Lincoln SVULONE	Lincoln SVUL-II
Lincoln PreservationEdge® SVUL	Lincoln SVUL Elite Series
Lincoln SVUL-IV	Lincoln SVUL

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B

Ensemble II

This Supplement outlines changes to the investment options under your policy. All other provisions outlined in your prospectus, as supplemented, remain unchanged. This Supplement is for informational purposes and requires no action on your part.

The Lincoln Variable Insurance Products Trust has informed us that, effective February 1, 2018, the name of several funds will be changed as follows:

CURRENT FUND NAME	NEW FUND NAME

LVIP Managed Risk Profile 2010 Fund	LVIP T. Rowe Price 2010 Fund
LVIP Managed Risk Profile 2020 Fund	LVIP T. Rowe Price 2020 Fund
LVIP Managed Risk Profile 2030 Fund	LVIP T. Rowe Price 2030 Fund
LVIP Managed Risk Profile 2040 Fund	LVIP T. Rowe Price 2040 Fund

Additionally, the investment objective of each fund will be changed, as outlined below.

Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation
	LVIP T. Rowe Price 2010 Fund (Standard Class) – To seek the highest total return over time consistent with an emphasis on both capital growth and income.
	LVIP T. Rowe Price 2020 Fund (Standard Class) – To seek the highest total return over time consistent with an emphasis on both capital growth and income.
	LVIP T. Rowe Price 2030 Fund (Standard Class) – To seek the highest total return over time consistent with an emphasis on both capital growth and income.
	LVIP T. Rowe Price 2040 Fund (Standard Class) – To seek the highest total return over time consistent with an emphasis on both capital growth and income.

For complete details relating to these changes, please refer to the Funds' prospectuses.

Please retain this Supplement for future reference.